INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET

Net intangible assets consisted of the following:

	As of June 30,
	2021	2020
Software	$232,764	$212,478
Land use right	2,352,331	2,147,318
Less: accumulated amortization	(361,810)	(254,993)
Intangible assets, net	$2,223,285	$2,104,803